Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and with Item 402(v) of Regulation S-K, we provide the following disclosure regarding “executive compensation actually paid” (CAP), calculated in accordance with the SEC rules, and certain Company performance for the years listed below.

This disclosure was prepared in accordance with the requirements of Item 402(v) and does not necessarily reflect the value actually realized by our executives, how our executives’ compensation relates to Company performance, or how the Compensation Committee evaluates compensation decisions in light of Company or individual performance. For example, the Compensation Committee does not use CAP as a basis for making compensation decisions, nor does it use net income (as reflected below) for purposes of determining our executive’s incentive compensation. Please refer to our Compensation Discussion and Analysis for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its compensation decisions.

The information provided under this Pay versus Performance section will not be deemed to be incorporated by reference into any filing made by the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, except to the extent the Company specifically incorporates it by reference.

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(2) (c)	Average Summary Compensation Table for Non-PEO NEOs(1) (d)	Average Compensation Actually Paid to Non-PEO NEOs(2) (e)	Total Stockholder Return (f)	Peer Group Total Stockholder Return(3) (g)	After Tax Net Income (in millions) (h)	Adjusted EBITDA (in millions) (i)(4)
2024	$35,873,916	$44,261,401	$4,413,675	$4,568,815	$155	$73	$683	$2,004
2023	29,111,039	27,390,527	3,736,527	3,436,887	147	60	270	1,469
2022	39,318,892	44,590,917	2,405,595	3,205,364	159	66	944	2,223
2021	21,145,853	36,963,649	2,395,200	4,041,589	135	89	830	1,905
2020	23,564,264	17,368,770	3,934,418	3,771,789	95	88	808	1,996

(1)
Perry A. Sook served as the Company’s PEO (Chairman and Chief Executive Officer) for each year presented. The dollar amounts shown in column (b) are the amounts of total compensation reported for Mr. Sook for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”). The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s non-PEO NEOs as a group in the “Total” column of the SCT in each applicable year. The individuals comprising the non-PEO NEO for each year presented are listed below:

2024	2023	2022	2021	2020
Michael Biard(5)	Michael Biard(5)	Thomas E. Carter(5)	Thomas E. Carter	Thomas E. Carter
Lee Ann Gliha	Lee Ann Gliha	Lee Ann Gliha	Lee Ann Gliha	Timothy C. Bush(6)
Sean Compton	Dana Zimmer	Dana Zimmer	Dana Zimmer	Dana Zimmer
Dana Zimmer	Michael Strober(8)	Andrew Alford	Andrew Alford	Gregory R. Raifman(7)
		Sean Compton	Sean Compton

(2)
The dollar amounts shown for CAP in columns (c) and (e) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the PEO and non-PEO NEOs. The following is a reconciliation of the “Total” column of SCT and the CAP for the year ended December 31, 2024. In calculating the CAP amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

	2024
	PEO	Non-PEO NEOs

Summary Compensation Table	$35,873,916	$4,413,675
Less: Grant date fair value of equity awards made during the applicable year and unvested at applicable year end	(27,746,271)	(1,797,215)
Plus: Year-end fair value of equity awards made during the applicable year and unvested at applicable year end	26,798,441	1,809,334
Change in fair value of equity awards made in prior years and unvested at applicable year end	3,698,638	11,071
Change in fair value of equity awards made in prior years and vested during applicable year	5,636,677	131,950
Less: Fair value of equity awards made in prior years that are forfeited during applicable year	—	—

Compensation Actually Paid	$44,261,401	$4,568,815

(3)
Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group is comprised of the following publicly traded companies identified in Part 2, Item 5. of our 2024 Form 10-K as of December 31, 2024: Gray Media, Inc., TEGNA Inc., Sinclair, Inc., The E.W. Scripps Company, Fox Corporation and Paramount Global.
(4)
For purposes of determining eligibility for annual cash bonus payments and performance vesting under performance-based restricted stock units, the Company uses its calculation of Adjusted EBITDA (which is calculated in a manner consistent with the calculation of EBITDA that is referenced in the employment agreement) which is the primary financial metric it uses in its annual and quarterly earnings releases. A reconciliation of Adjusted EBITDA to Net Income for the year ended December 31, 2024 can be found on the Company’s Q4 2024 earnings release filed with the SEC on February 27, 2025 (Exhibit 99.1 to Current Report on Form 8-K).
(5)
Effective August 21, 2023, Mr. Carter transitioned from his role as President and Chief Operating Officer to a role as a Senior Advisor, and Mr. Biard was appointed as President and Chief Operating Officer.
(6)
On June 1, 2021, Mr. Busch retired from his position at Nexstar.
(7)
On March 31, 2021, Mr. Raifman’s employment agreement with the Company ended and was not renewed.
(8)
On December 31, 2024, Mr. Strober’s employment was terminated.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Perry A. Sook served as the Company’s PEO (Chairman and Chief Executive Officer) for each year presented.The individuals comprising the non-PEO NEO for each year presented are listed below:

2024	2023	2022	2021	2020
Michael Biard(5)	Michael Biard(5)	Thomas E. Carter(5)	Thomas E. Carter	Thomas E. Carter
Lee Ann Gliha	Lee Ann Gliha	Lee Ann Gliha	Lee Ann Gliha	Timothy C. Bush(6)
Sean Compton	Dana Zimmer	Dana Zimmer	Dana Zimmer	Dana Zimmer
Dana Zimmer	Michael Strober(8)	Andrew Alford	Andrew Alford	Gregory R. Raifman(7)
		Sean Compton	Sean Compton

Peer Group Issuers, Footnote	The peer group is comprised of the following publicly traded companies identified in Part 2, Item 5. of our 2024 Form 10-K as of December 31, 2024: Gray Media, Inc., TEGNA Inc., Sinclair, Inc., The E.W. Scripps Company, Fox Corporation and Paramount Global.
Changed Peer Group, Footnote
(5)
Effective August 21, 2023, Mr. Carter transitioned from his role as President and Chief Operating Officer to a role as a Senior Advisor, and Mr. Biard was appointed as President and Chief Operating Officer.

PEO Total Compensation Amount	$ 35,873,916	$ 29,111,039	$ 39,318,892	$ 21,145,853	$ 23,564,264
PEO Actually Paid Compensation Amount	44,261,401	27,390,527	44,590,917	36,963,649	17,368,770
Non-PEO NEO Average Total Compensation Amount	4,413,675	3,736,527	2,405,595	2,395,200	3,934,418
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,568,815	3,436,887	3,205,364	4,041,589	3,771,789
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid (in millions) $- $15 $30 $45 $60 2020 2021 2022 2023 2024 $-$40 $80 $120 $160 $200 PEO Average for Non-PEO NEOs Company Cumulative TSR Company Cumulative TSR (Value of Initial $100 investment)

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid (in millions) $- $10 $20 $30 $40 $50 2020 2021 2022 2023 2024 PEO Average for Non-PEO NEOs Adjusted EBITDA $- $400 $800 $1200 $1600 $2000 $2400 Adjusted EBITDA (in millions)
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 155	147	159	135	95
Peer Group Total Shareholder Return Amount	73	60	66	89	88
Net Income (Loss)	$ 683,000,000	$ 270,000,000	$ 944,000,000	$ 830,000,000	$ 808,000,000
Company Selected Measure Amount	2,004,000,000	1,469,000,000	2,223,000,000	1,905,000,000	1,996,000,000
PEO Name	Perry A. Sook	Perry A. Sook	Perry A. Sook	Perry A. Sook	Perry A. Sook
Adj to Peo and Non-Peo Neo Comp Fn [Text Block]	The following is a reconciliation of the “Total” column of SCT and the CAP for the year ended December 31, 2024. In calculating the CAP amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

	2024
	PEO	Non-PEO NEOs

Summary Compensation Table	$35,873,916	$4,413,675
Less: Grant date fair value of equity awards made during the applicable year and unvested at applicable year end	(27,746,271)	(1,797,215)
Plus: Year-end fair value of equity awards made during the applicable year and unvested at applicable year end	26,798,441	1,809,334
Change in fair value of equity awards made in prior years and unvested at applicable year end	3,698,638	11,071
Change in fair value of equity awards made in prior years and vested during applicable year	5,636,677	131,950
Less: Fair value of equity awards made in prior years that are forfeited during applicable year	—	—

Compensation Actually Paid	$44,261,401	$4,568,815

Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description

In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules) to our NEOs in 2024 to our performance were Adjusted EBITDA and Net Revenue.

As described herein, the Company considers a number of other operating metrics in determining performance but Adjusted EBITDA and Net Revenue are the most important performance measures used by us to link CAP to the NEOs to company performance for 2024.

PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 26,798,441
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,698,638
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,636,677
PEO | Less: Grant Date Fair Value of Equity Awards Made During the Applicable Year and Unvested at Applicable Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,746,271)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,809,334
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,071
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	131,950
Non-PEO NEO | Less: Grant Date Fair Value of Equity Awards Made During the Applicable Year and Unvested at Applicable Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,797,215)